Consolidated Statements of Changes in Stockholders' Equity (unaudited) - Q3 - USD ($) $ in Thousands	Common Stock [Member]	Common Stock [Member] Class A Common Stock [Member]	Common Stock [Member] Class B Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income [Member]	Total	Class A Common Stock [Member]	Class B Common Stock [Member]
Balance at Dec. 31, 2012				$ 79,968	$ (17,943)	$ 5,408	$ 67,434	$ 1	$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Other comprehensive income (loss), net of tax				0	0	(3,115)	(3,115)	0	0
Net income				0	12,267	0	12,267	0	0
Balance at Dec. 31, 2013				79,916	(5,676)	2,293	76,534	1	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common stock issuance, net of transaction costs				100	0	0	100	0
Other comprehensive income (loss), net of tax				0	0	2,921	2,921	0	0
Net income				0	12,973	0	12,973	0	0
Balance at Dec. 31, 2014	$ 0	$ 1	$ 0	80,074	7,297	5,214	92,586	1	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation	0	0	0	60	0	0	60
Other comprehensive income (loss), net of tax	0	0	0	0	0	(1,095)	(1,095)
Net income	0	0	0	0	17,669	0	17,669
Balance at Sep. 30, 2015	0	1	0	80,134	24,966	4,119	109,220
Balance at Dec. 31, 2014	0	1	0	80,074	7,297	5,214	92,586	1	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common stock issuance, net of transaction costs				90	0	0	90	0
Other comprehensive income (loss), net of tax				0	0	(1,563)	(1,563)	0	0
Net income				0	22,273	0	22,273	0	0
Balance at Dec. 31, 2015	0	1	0	80,229	29,570	3,651	113,451	$ 1	$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Reclassification of capital structure	160	(1)	0	(159)	0	0	0
Common stock issuance, net of transaction costs	50	0	0	72,791	0	0	72,841
Stock-based compensation	0	0	0	328	0	0	328
Dividends	0	0	0	0	(1,048)	0	(1,048)
Other comprehensive income (loss), net of tax	0	0	0	0	0	5,016	5,016
Net income	0	0	0	0	19,296	0	19,296
Balance at Sep. 30, 2016	$ 210	$ 0	$ 0	$ 153,189	$ 47,818	$ 8,667	$ 209,884